Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST (formerly called PACIFIC LIFE FUNDS)
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
PF Comstock Fund (formerly called PL COMSTOCK FUND)
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	PF Comstock Fund (formerly named PL Comstock Fund)
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has agreed to waive 0.015% (rounded in the fee table) of its management fee through 7/31/2016. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior notice to the investment adviser, or (iii) if the sub-advisory agreement with Invesco Advisers, Inc. is terminated.

			The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2016, and 0.30% from 8/1/2016 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2015, the portfolio turnover rate was 21% of the average value of the Fund.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver and expense cap, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The sub-adviser invests primarily in common stocks. The sub-adviser focuses primarily on the security’s potential for capital growth and income, emphasizing a value style of investing, seeking well-established, undervalued companies, which may be medium or large-sized companies.

The Fund may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and those in emerging market countries.

The sub-adviser may use foreign currency forwards, which are sold to hedge against currency fluctuations.

			The sub-adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the sub-adviser no longer considers the company undervalued, (2) a better value opportunity is identified by the sub-adviser, or (3) the sub-adviser believes that there will be no long-term improvement in a company’s valuation.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase the Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. The Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Fund. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact the Fund significantly.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Forward commitments are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because these instruments are privately negotiated, they are subject to the risk of default by, or bankruptcy of, a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. The Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, the Fund’s ability to close out of a forward position is dependent on the liquidity of the secondary forward market. There is also a risk of imperfect correlation between the change in market value of the underlying asset and the price of the forward contract, as well as losses caused by unanticipated market movements, which are potentially unlimited.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage, changes in markets in which the issuer offers good or services, and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier, subject to greater price volatility risk and more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes.
  Price Volatility Risk: The value of the Fund’s investments may go up or down rapidly or unpredictably. To the extent the Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Value Companies Risk: Value companies are those that are thought to be undervalued and trade for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]		rr_RiskLoseMoney	There may be losses in the value of an investment as asset values fluctuate and you could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

			Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Class P return for the period 1/1/15 through 6/30/15: 0.58% Best and worst quarterly performance reflected within the bar chart: Q3 2009: 19.00%; Q4 2008: (24.39%)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
PF Comstock Fund (formerly called PL COMSTOCK FUND) | Class P
Risk/Return:		rr_RiskReturnAbstract
Management Fee		rr_ManagementFeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.96%
Less Fee Waiver and Expense Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	0.89%
1 year		rr_ExpenseExampleYear01	$ 91
3 years		rr_ExpenseExampleYear03	299
5 years		rr_ExpenseExampleYear05	524
10 years		rr_ExpenseExampleYear10	1,172
1 year		rr_ExpenseExampleNoRedemptionYear01	91
3 years		rr_ExpenseExampleNoRedemptionYear03	299
5 years		rr_ExpenseExampleNoRedemptionYear05	524
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,172
2005		rr_AnnualReturn2005	3.39%
2006		rr_AnnualReturn2006	15.28%
2007		rr_AnnualReturn2007	(4.05%)
2008		rr_AnnualReturn2008	(37.51%)
2009		rr_AnnualReturn2009	28.05%
2010		rr_AnnualReturn2010	14.67%
2011		rr_AnnualReturn2011	(2.08%)
2012		rr_AnnualReturn2012	18.32%
2013		rr_AnnualReturn2013	35.07%
2014		rr_AnnualReturn2014	9.39%
Year to Date Return, Label		rr_YearToDateReturnLabel	Class P return for the period 1/1/15 through 6/30/15:
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.58%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.00%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.39%)
Label		rr_AverageAnnualReturnLabel	Class P (incepted September 28, 2001)
1 year		rr_AverageAnnualReturnYear01	9.39%
5 years		rr_AverageAnnualReturnYear05	14.44%
10 years		rr_AverageAnnualReturnYear10	6.03%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 28, 2001
PF Comstock Fund (formerly called PL COMSTOCK FUND) | (after taxes on distributions) | Class P
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	6.86%
5 years		rr_AverageAnnualReturnYear05	13.74%
10 years		rr_AverageAnnualReturnYear10	5.48%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 28, 2001
PF Comstock Fund (formerly called PL COMSTOCK FUND) | (after taxes on distributions and sale of shares) | Class P
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	7.43%
5 years		rr_AverageAnnualReturnYear05	11.64%
10 years		rr_AverageAnnualReturnYear10	4.86%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 28, 2001
PF Comstock Fund (formerly called PL COMSTOCK FUND) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
1 year		rr_AverageAnnualReturnYear01	13.45%
5 years		rr_AverageAnnualReturnYear05	15.42%
10 years		rr_AverageAnnualReturnYear10	7.30%

[1]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2016, and 0.30% from 8/1/2016 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[2]	The investment adviser has agreed to waive 0.015% (rounded in the fee table) of its management fee through 7/31/2016. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior notice to the investment adviser, or (iii) if the sub-advisory agreement with Invesco Advisers, Inc. is terminated.
[3]	after Fee Waiver and Expense Reimbursement